Contingencies (Details)	12 Months Ended		12 Months Ended														6 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($) years integer	Dec. 31, 2009 USD ($)	Dec. 31, 2010 Guarantees USD ($) integer	Dec. 31, 2010 Letters of credit under secured credit facility USD ($) integer	Dec. 31, 2010 Eletropaulo Member USD ($)	Dec. 31, 2010 Eletropaulo Member BRL	Dec. 31, 2010 Placerita Member USD ($)	Dec. 31, 2010 CESCO Member USD ($)	Dec. 31, 2010 Florestal And Sul Member USD ($)	Dec. 31, 2010 Florestal And Sul Member BRL	Dec. 31, 2010 Itabo Member USD ($)	Dec. 31, 2010 Nurenergoservice Member USD ($)	Dec. 31, 2010 Nurenergoservice Member KZT	Dec. 31, 2010 UKT Member USD ($)	Dec. 31, 2010 UKT Member KZT	Dec. 31, 2010 Parent Company USD ($)	Jun. 30, 2009 Cartagena Affiliate [Member] USD ($)	Jun. 30, 2009 Cartagena Affiliate [Member] EUR (€)	Dec. 31, 2008 Cartagena Affiliate [Member] USD ($)	Dec. 31, 2008 Cartagena Affiliate [Member] EUR (€)	Dec. 31, 2007 Cartagena Affiliate [Member] USD ($)	Dec. 31, 2007 Cartagena Affiliate [Member] EUR (€)	Dec. 31, 2010 Cartagena Affiliate [Member] USD ($)	Dec. 31, 2010 Cartagena Affiliate [Member] EUR (€)	Dec. 31, 2010 Sul Member USD ($)	Dec. 31, 2010 Sul Member BRL	Dec. 31, 2010 UKHPP Member USD ($)	Dec. 31, 2010 UKHPP Member KZT	Dec. 31, 2010 Maritza [Member] USD ($)	Dec. 31, 2010 Maritza [Member] EUR (€)	Dec. 31, 2010 Gener Essa [Member] USD ($)
Environmental Contingencies Disclosure Abstract
Liability recorded for projected environmental remediation costs	$ 21,000,000
Number Of Countries In Which Entity Operates	28
Guarantees Letters Of Credit Abstract
The range of expiration dates of guarantees made by the Parent Company	The expiration dates of these guarantees vary from less than one year to more than 16 years.
Obligations made by the Parent Company associated with non-recourse debt	101,000,000
Contingent Contractual Obligations [Line Items]
Amount	500,000,000		415,000,000	85,000,000
Number of Agreements	54		24	30
Maximum Exposure Range for Each Agreement			<$1 - $62	<$1 - $26
Letter of credit fee range (minimum)	3.19%
Letter of credit fee range (maximum)	3.75%
Litigation Contingency Disclosure Abstract
Aggregate reserves for claims deemed both probable and reasonably estimable	448,000,000	480,000,000
Litigation Details [Line Items]
Litigation Collection Suit Alleged Amount					659,000,000	1,100,000,000
Litigation Refund Liability Amount							588,000
Litigation Settlement Amount							6,000,000																								72,000,000
Litigation Settlement Receivable Amount							168,119
Litigation Percent Of Buyers Electing To Join Settlement							98.00%
Arbitration Alleged Damages Amount								189,000,000
Litigation Indemnity Payment Amount									4,000,000	6,000,000
Estimated Remediation Cost									9,000,000	14,700,000
Litigation Alleged Damages											15,000,000	120,000,000	18,000,000,000
Litigation Alleged Damages Seized												5,000,000	783,000,000
Litigation Alleged Fines												12,000,000	1,800,000,000	1,000,000	136,000,000												1,000,000	120,000,000
Litigation Disgorge Of Profits																											3,000,000	440,000,000
Litigation Estimated Antimonopoly Liability														3,000,000	514,000,000
Litigation Alleged Damages Minimum																95,000,000
Litigation Alleged Damages Maximum																400,000,000
Litigation Environmental Project Sponsor Amount					599,000	1,000,000
Litigation Environmental Indemnification Amount					6,000,000	10,200,000
Litigation Pollution Liability Amount					401,000,000	670,000,000
Litigation Notified Invoice Amount																							27,000,000	20,000,000
Litigation Invoiced Amount																	7,000,000	5,400,000	26,000,000	19,907,248	694,000	523,548
Litigation Allowances Paid To Date																							27,000,000	20,000,000
Litigation Tax Litigation Estimated Potential Prospective Losses																									6,000,000	9,600,000
Litigation Tax Litigation Estimated Potential Retrospective Liability																									718,000,000	1,200,000,000
Amount Demanded Under Performance Bond																													205,000,000	155,000,000
Increase To Contract Price Demanded																													$ 82,000,000	€ 62,000,000